SEGMENT INFORMATION - Geographical information of non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Geographical information of non-current assets
Non-current assets	$ 10,992	$ 15,543	[1]
Russia
Geographical information of non-current assets
Non-current assets	4,794	5,969
Pakistan
Geographical information of non-current assets
Non-current assets	1,661	2,270
Algeria
Geographical information of non-current assets
Non-current assets	1,890	2,151
Bangladesh
Geographical information of non-current assets
Non-current assets	773	988
Ukraine
Geographical information of non-current assets
Non-current assets	748	552
Uzbekistan
Geographical information of non-current assets
Non-current assets	211	213
HQ
Geographical information of non-current assets
Non-current assets	17	55
Other
Geographical information of non-current assets
Non-current assets	$ 898	$ 3,345

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).